CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Dec. 31, 2011	$ 44,569	$ 28,441,909	$ (1,427,764)	$ (506,531)	$ (17,646,122)	$ 8,906,061
Beginning Balance (Shares) at Dec. 31, 2011	44,569,217
Exercise of stock options at $1.00 per share	110	109,890				110,000
Exercise of stock options at $1.00 per share (Shares)	110,000
Private placement of units at CAD$0.85 per share	1,929	1,658,096				1,660,025
Private placement of units at CAD$0.85 per share (Shares)	1,929,000
Share issuance costs		(126,324)				(126,324)
Stock-based compensation		1,041,591				1,041,591
Repurchase of shares	(68)	(54,763)				(54,831)
Repurchase of shares (Shares)	(68,300)
Loss for the year				(466,378)	(7,165,258)	(7,631,636)
Ending Balance at Dec. 31, 2012	46,540	31,070,399	(1,427,764)	(972,909)	(24,811,380)	3,904,886
Ending Balance (Shares) at Dec. 31, 2012	46,539,917
Stock-based compensation		58,055				58,055
Repurchase of shares	(276)	(110,270)				(110,546)
Repurchase of shares (Shares)	(276,000)
Loss for the year				(8,849)	(742,093)	(750,942)
Ending Balance at Dec. 31, 2013	46,264	31,018,184	(1,427,764)	(981,758)	(25,553,473)	3,101,453
Ending Balance (Shares) at Dec. 31, 2013	46,263,917
Stock-based compensation		108,302				108,302
Repurchase of shares	(453)	(136,226)				(136,679)
Repurchase of shares (Shares)	(452,500)
Loss for the year				6,842	(693,899)	(687,057)
Ending Balance at Dec. 31, 2014	$ 45,811	$ 30,990,260	$ (1,427,764)	$ (974,916)	$ (26,247,372)	$ 2,386,019
Ending Balance (Shares) at Dec. 31, 2014	45,811,417